Note 12 - Regulatory Matters (Details Textual)	Sep. 30, 2024	Dec. 31, 2023
Banking Regulation, Capital Conservation Buffer, Common Equity Tier 1 Risk-Based Capital, Actual	0.025	0.025
Banking Regulation, Tier 1 Leverage Capital Ratio, Well Capitalized, Minimum	0.09	0.09